Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,265	$ 1,286
Foreign currency translation adjustment	(31)	(21)
Ending Balance	1,234	1,265
North America Cruise Brands
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927	927
Ending Balance	927	927
EAA Cruise Brands
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	338	359
Foreign currency translation adjustment	(31)	(21)
Ending Balance	$ 307	$ 338